Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 82,644	$ 35,337
Jingle acquisition	(53)	47,344
Other	(37)	(37)
Impairment	(16,739)		(169,300)	(186,000)
Ending balance	65,815	82,644		65,815
Call Driven
Goodwill [Line Items]
Goodwill allocation between segments	63,305
Ending balance	63,305			63,305
Archeo
Goodwill [Line Items]
Goodwill allocation between segments	19,249
Impairment	(16,739)
Ending balance	$ 2,510			$ 2,510